Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jul. 31, 2017	Mar. 07, 2017	Dec. 07, 2016	May 09, 2016	Aug. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Class of Stock [Line Items]
Liquidation preference value				$ 137,500
Carrying Amount						$ 132,097	$ 132,097
Number of shares authorized to be repurchased							202,506		950,000
Average price per share of common stock repurchased							$ 57.61
Remaining number of shares authorized to be repurchased						747,494
Proceeds from common stock issued						$ 485,151	$ 279,242	$ 0
Series B Preferred Stock
Class of Stock [Line Items]
Dividend rate per share					6.625%
Liquidation preference value					$ 80,000
Carrying Amount						76,812	76,812
Series B Preferred Stock | 3 Month LIBOR Rate
Class of Stock [Line Items]
Variable dividend rate per share					4.262%
Series C Preferred Stock
Class of Stock [Line Items]
Dividend rate per share				6.60%
Liquidation preference value				$ 57,500
Carrying Amount						55,285	$ 55,285
Series C Preferred Stock | 3 Month LIBOR Rate
Class of Stock [Line Items]
Variable dividend rate per share				4.92%
Common Stock
Class of Stock [Line Items]
Common stock issued (in shares)		6,100,000	3,593,750
Price per share of stock of issued		$ 83.00	$ 81.50
Proceeds from common stock issued		$ 485,200	$ 279,200
Sabadell United
Class of Stock [Line Items]
Cash consideration	$ 809,159
Sabadell United | Common Stock
Class of Stock [Line Items]
Common stock issued (shares)	2,610,304
Common stock issued	$ 211,043
Price per share of common stock issued	$ 80.85
IBERIABANK
Class of Stock [Line Items]
Additional amount of dividends after annual earnings						160,200
Funds available for loans or advances by parent						$ 259,100